Share-Based Compensation (Market-Based Deferred Stock Unit Valuation Assumptions)(Details) - Market-Based Deferred Stock Unit [Member]	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	20.50%	19.60%
Risk-free interest rate	1.20%	0.90%
Expected dividend yield	2.20%	2.50%